Annual Total Returns[BarChart] - Federated Hermes Municipal High Yield Advantage Fund - F	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.02%	13.28%	(5.19%)	14.73%	4.63%	1.01%	7.48%	0.76%	9.44%	2.91%